FAIR VALUE AND RISK MANAGEMENT - Foreign Exchange Forward Contracts (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 CAD ($) contract
Foreign exchange forward contracts
Sale of foreign currency		$ 13.6	€ 12.0
Fair value (gains) losses on financial instruments	$ (1,192)			$ 562
Foreign exchange forward contracts
Foreign exchange forward contracts
Number of contracts outstanding | contract				3
Purchase of functional currency	4,000
Sale of foreign currency	5,800
Fair value (gains) losses on financial instruments	$ 8			$ 562